SHARE-BASED COMPENSATION - Information for Restricted Shares (Detail) - Restricted shares [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 5.74	$ 7.24	$ 12.42
Grant date fair value of restricted shares vested	$ 2,751	$ 3,809	$ 3,821
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 0.00	$ 0.08	$ 0.29
Grant date fair value of restricted shares vested	$ 3,280	$ 6,989	$ 0